FAIR VALUE HIERARCHY - Reconciliations of significant assets and liabilities categorized within Level 3 (Details) ₫ in Millions	12 Months Ended
	Dec. 31, 2023 VND (₫)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 VND (₫)	Dec. 31, 2023 USD ($)
FAIR VALUE HIERARCHY
Financial assets, Non-current portion, As of beginning			₫ 5,291
Financial liabilities, Non-current portion, Net change in unrealized fair value recognized in consolidated statements of operations			691,041
Financial liability at fair value through profit or loss
FAIR VALUE HIERARCHY
Financial liabilities, Non-current portion, As of beginning	₫ 15,180,723
Financial liabilities, Non-current portion, Initial recognition during the year	3,077,340
Financial liabilities, Non-current portion, Net change in unrealized fair value recognized in consolidated statements of operations	(18,258,063)
Financial liabilities, Non-current portion, As of ending			15,180,723
Financial liabilities, Current portion, Net change in unrealized fair value recognized in consolidated statements of operations	18,258,063
Financial liabilities, Current portion, As of ending	18,258,063	$ 765,024,009
Financial liabilities in respect of DPS2
FAIR VALUE HIERARCHY
Financial liabilities, As of beginning	15,180,723
Financial liabilities, Initial recognition during the year	3,077,340		13,995,359
Financial liabilities, Net change in unrealized fair value recognized in consolidated statements of operations			1,185,364
Financial liabilities, As of ending	18,258,063	765,024,009	15,180,723
Derivative liabilities - cross-currency interest rate swaps contract
FAIR VALUE HIERARCHY
Financial liabilities, As of beginning			2,003,184
Financial liabilities, Net change in unrealized fair value recognized in consolidated statements of operations			(2,003,184)
Financial liabilities, Non-current portion, As of beginning	15,180,723		891,711
Financial liabilities, Non-current portion, Initial recognition during the year			13,995,359
Financial liabilities, Non-current portion, Net change in unrealized fair value recognized in consolidated statements of operations			293,653
Financial liabilities, Non-current portion, As of ending			15,180,723
Financial liabilities, Current portion, As of beginning			1,111,473
Financial liabilities, Current portion, Net change in unrealized fair value recognized in consolidated statements of operations			(1,111,473)
Derivative asset - cross-currency interest rate swaps contract
FAIR VALUE HIERARCHY
Financial assets, As of beginning	1,229,050		5,291
Financial assets, Initial recognition during the year	(614,916)
Financial assets, Net change in unrealized fair value recognized in consolidated statements of operations			1,223,759
Financial assets, As of ending	614,134	25,732,590	1,229,050
Financial assets, Non-current portion, As of beginning	696,332
Financial assets, Non-current portion, Initial recognition during the year	(630,208)
Financial assets, Non-current portion, As of ending	66,124	2,770,636	696,332
Financial assets, Current portion, As of beginning	532,718
Financial assets, Current portion, Initial recognition during the year	15,292
Financial assets, Current portion, As of ending	548,010	$ 22,961,954	532,718
Cross currency interest rate swaps contract
FAIR VALUE HIERARCHY
Fair value of the derivative liabilities and derivative assets	₫ 614,100		₫ 1,229,100	$ 25,700,000